FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Securities pledged as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 1,156,241	$ 2,651,162
Investments pledged as collateral in money market
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	609,678	2,261,316
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 3 and 6 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	5,458
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 6 and 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	4,974
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	4,919
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	4,269
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Less than 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		59,803
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Between 3 and 6 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	4,233	287,816
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Between 6 and 12 months | Tax refund titles
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	40,011
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	421,707	1,742,072
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 6 and 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		89,245
Investments pledged as collateral in money market | Securities issued by foreign governments | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	124,107	82,380
Investments pledged as collateral in derivative operations
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	546,563	389,846
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 3 and 6 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	242,716	49,624
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 303,847	$ 340,222